Public Offering (Details)	Oct. 29, 2021 USD ($) $ / shares shares
IPO [Member]
Public Offering (Details) [Line Items]
Number of units | shares	23,000,000
Price per share (in Dollars per share) | $ / shares	$ 10
Gross proceeds (in Dollars) | $	$ 230,000,000
Over-Allotment Option [Member]
Public Offering (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 10
Public Warrants [Member] | IPO [Member]
Public Offering (Details) [Line Items]
Number of warrants in a unit | shares	1
Exercise price of warrants (in Dollars per share) | $ / shares	$ 11.5
Public Warrants [Member] | Class A Ordinary Shares [Member] | IPO [Member]
Public Offering (Details) [Line Items]
Number of shares in a unit | shares	1
Number of shares issuable per warrant | shares	1
Exercise price of warrants (in Dollars per share) | $ / shares	$ 11.5